Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Nov. 01, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015
C000162163
Account Value [Line Items]
Line Graph and Table Measure Name	Value Line Larger Companies Focused Fund Inc.-Institutional Class
Account Value	$ 38,307	$ 34,628	$ 30,974	$ 29,272	$ 32,178	$ 33,742	$ 31,868	$ 33,032	$ 29,796	$ 29,226	$ 28,229	$ 27,617	$ 28,765	$ 26,947	$ 25,966	$ 28,112	$ 27,299	$ 25,430	$ 25,136	$ 23,192	$ 20,308	$ 21,230	$ 22,454	$ 22,982	$ 21,373	$ 20,099	$ 18,682	$ 19,026	$ 17,794	$ 18,213	$ 15,757	$ 17,339	$ 16,784	$ 15,836	$ 17,739	$ 17,969	$ 16,406	$ 18,435	$ 19,309	$ 22,990	$ 22,509	$ 23,672	$ 25,768	$ 25,924	$ 27,824	$ 26,480	$ 27,927	$ 27,074	$ 27,223	$ 25,659	$ 26,157	$ 25,001	$ 25,718	$ 25,201	$ 24,988	$ 23,665	$ 21,430	$ 21,906	$ 22,712	$ 21,130	$ 20,124	$ 19,160	$ 17,360	$ 14,438	$ 16,572	$ 17,207	$ 17,072	$ 16,653	$ 15,191	$ 15,004	$ 15,666	$ 16,477	$ 16,712	$ 15,426	$ 16,632	$ 16,258	$ 15,874	$ 15,549	$ 13,558	$ 14,716	$ 14,311	$ 16,375	$ 16,021	$ 15,257	$ 15,318	$ 14,954	$ 14,409	$ 14,092	$ 14,404	$ 14,721	$ 13,351	$ 13,243	$ 13,200	$ 13,122	$ 13,152	$ 12,767	$ 12,131	$ 11,667	$ 11,711	$ 11,239	$ 10,962	$ 10,546	$ 9,966	$ 9,995	$ 10,181	$ 10,496	$ 10,450	$ 10,241	$ 9,540	$ 9,798	$ 9,506	$ 9,373	$ 8,861	$ 8,880	$ 9,927	$ 9,975	$ 10,000
C000020637
Account Value [Line Items]
Line Graph and Table Measure Name	Value Line Larger Companies Focused Fund Inc.-Investor Class
Account Value	$ 39,190	35,435	31,707	29,969	32,950	34,553	32,643	33,835	30,527	29,948	28,939	28,316	29,501	27,640	26,640	28,851	28,018	26,105	25,806	23,815	20,858	21,814	23,069	23,622	21,981	20,673	19,217	19,576	18,313	18,743	16,224	17,854	17,281	16,306	18,272	18,512	16,910	19,007	19,905	23,712	23,225	24,424	26,591	26,755	28,723	27,335	28,844	27,961	28,123	26,512	27,031	25,845	26,587	26,054	25,845	24,484	22,173	22,670	23,510	21,873	20,837	19,844	17,980	14,964	17,177	17,839	17,704	17,273	15,755	15,572	16,255	17,100	17,345	16,016	17,273	16,889	16,495	16,155	14,087	15,299	14,882	17,027	16,663	15,872	15,935	15,561	14,993	14,673	14,998	15,323	13,906	13,789	13,749	13,667	13,703	13,302	12,644	12,161	12,206	11,715	11,426	10,998	10,394	10,424	10,621	10,949	10,906	10,685	9,958	10,230	9,922	9,784	9,255	9,290	10,369	10,392		$ 10,280	$ 9,433	$ 9,780	$ 10,422	$ 10,000
VALUELINE INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,421	33,707	31,711	31,928	33,834	34,281	33,352	34,167	32,272	32,568	31,887	31,132	30,757	29,692	28,289	29,494	28,574	27,126	26,678	25,518	23,383	23,885	25,081	25,487	24,693	23,163	23,063	22,708	21,904	22,452	21,125	22,416	21,230	19,640	21,632	22,552	20,648	22,505	22,464	24,610	23,729	24,462	25,797	24,690	24,862	23,234	24,368	23,649	23,100	22,573	22,416	21,281	20,388	19,841	20,043	19,301	17,397	17,872	18,578	17,332	16,407	16,087	15,356	13,611	15,529	16,922	16,928	16,433	15,857	15,521	15,236	15,481	15,262	14,257	15,224	14,632	14,353	13,906	12,875	14,153	13,870	14,887	14,803	14,336	13,822	13,737	13,414	13,363	13,711	14,236	13,465	13,317	12,921	12,626	12,371	12,333	12,085	12,010	11,843	11,723	11,709	11,262	11,052	10,838	10,451	10,645	10,643	10,628	10,250	10,224	10,043	10,005	9,369	9,382	9,872	10,030	10,000
VALUELINE INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936	34,197	32,172	32,392	34,326	34,780	33,837	34,664	32,742	33,041	32,350	31,584	31,204	30,124	28,700	29,923	28,990	27,520	27,066	25,889	23,723	24,232	25,446	25,857	25,053	23,500	23,398	23,038	22,223	22,778	21,432	22,742	21,538	19,925	21,946	22,879	20,948	22,833	22,791	24,968	24,074	24,817	26,172	25,049	25,224	23,572	24,722	23,993	23,436	22,901	22,742	21,590	20,684	20,129	20,334	19,582	17,650	18,132	18,848	17,584	16,645	16,321	15,579	13,809	15,755	17,168	17,175	16,671	16,087	15,746	15,457	15,706	15,483	14,464	15,446	14,845	14,562	14,109	13,062	14,358	14,072	15,104	15,018	14,544	14,023	13,937	13,609	13,557	13,911	14,443	13,661	13,511	13,109	12,810	12,551	12,512	12,260	12,184	12,015	11,893	11,879	11,426	11,213	10,996	10,603	10,800	10,798	10,783	10,399	10,372	10,189	10,150	9,505	9,518	10,015	10,176		10,145	9,356	9,594	10,210	10,000
VALUELINE INDEX: RUSSELL 1000® GROWTH INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 46,778	43,975	40,400	39,697	43,349	44,964	44,092	43,706	41,044	41,180	40,046	39,229	39,907	37,386	35,275	36,837	36,200	33,888	33,063	31,661	28,549	28,961	30,627	30,904	29,897	27,984	26,764	26,502	24,807	25,105	23,173	25,094	24,001	22,675	25,117	26,344	23,521	25,545	26,153	29,745	28,625	29,895	32,701	32,024	31,830	29,293	31,030	29,912	28,958	27,248	27,630	25,870	25,433	25,439	25,629	24,502	22,226	23,008	24,144	21,885	20,322	19,474	18,249	15,896	17,631	18,919	18,506	17,964	17,200	16,729	16,727	16,856	16,484	15,424	16,464	15,753	15,317	14,788	13,568	14,844	14,688	16,131	16,041	15,210	14,776	14,635	14,020	13,972	14,366	14,752	13,777	13,670	13,267	12,772	12,608	12,381	12,061	12,093	11,786	11,523	11,391	10,937	10,580	10,451	10,228	10,474	10,436	10,488	10,015	10,055	9,863	9,954	9,325	9,329	9,881	10,028	$ 10,000
VALUELINE INDEX: RUSSELL 1000® GROWTH INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 48,119	$ 45,234	$ 41,557	$ 40,834	$ 44,591	$ 46,252	$ 45,355	$ 44,958	$ 42,220	$ 42,360	$ 41,193	$ 40,353	$ 41,051	$ 38,458	$ 36,285	$ 37,893	$ 37,237	$ 34,859	$ 34,010	$ 32,568	$ 29,367	$ 29,791	$ 31,504	$ 31,790	$ 30,754	$ 28,785	$ 27,531	$ 27,262	$ 25,517	$ 25,824	$ 23,837	$ 25,813	$ 24,688	$ 23,325	$ 25,837	$ 27,099	$ 24,195	$ 26,277	$ 26,902	$ 30,597	$ 29,445	$ 30,751	$ 33,638	$ 32,942	$ 32,742	$ 30,132	$ 31,920	$ 30,769	$ 29,787	$ 28,029	$ 28,422	$ 26,611	$ 26,162	$ 26,168	$ 26,363	$ 25,204	$ 22,863	$ 23,667	$ 24,835	$ 22,512	$ 20,904	$ 20,032	$ 18,771	$ 16,352	$ 18,136	$ 19,461	$ 19,036	$ 18,478	$ 17,693	$ 17,208	$ 17,206	$ 17,339	$ 16,956	$ 15,866	$ 16,936	$ 16,204	$ 15,756	$ 15,211	$ 13,957	$ 15,270	$ 15,109	$ 16,593	$ 16,501	$ 15,645	$ 15,199	$ 15,054	$ 14,422	$ 14,372	$ 14,777	$ 15,175	$ 14,171	$ 14,062	$ 13,647	$ 13,138	$ 12,970	$ 12,736	$ 12,406	$ 12,439	$ 12,124	$ 11,853	$ 11,717	$ 11,250	$ 10,883	$ 10,750	$ 10,521	$ 10,774	$ 10,735	$ 10,789	$ 10,302	$ 10,343	$ 10,146	$ 10,239	$ 9,592	$ 9,597	$ 10,164	$ 10,315		$ 10,287	$ 9,471	$ 9,711	$ 10,339	$ 10,000